Equity Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Incentive Plans
8.	Share-Based Compensation Expense

Estimated share-based compensation expense related to equity awards granted to our employees and non-employee directors for the three months ended March 31, 2013 and 2012 was as follows:

	Three months ended March 31,
	2013	2012
Selling, general and administrative expense	$314,428	$351,804
Research and development expense	37,128	25,701

Share-based compensation expense	$351,556	$377,505

There were no employee or non-employee director stock options exercised during the three months ended March 31, 2013 or 2012. During the three months ended March 31, 2013, we granted stock options to acquire an aggregate of 484,300 shares of our common stock to our employees, with an estimated weighted-average grant date fair value of $0.53 per share. During the three months ended March 31, 2012, we granted no stock options to our employees or non-employee directors. At March 31, 2013, total unrecognized estimated compensation cost related to non-vested employee and non-employee director share-based awards granted prior to that date was $2.6 million, which is expected to be recognized over a weighted-average period of 2.8 years.

9.	Equity Incentive Plans

At December 31, 2012, our equity-based incentive plans consisted of the 2005 Equity Incentive Plan (the “2005 Plan”), the 2005 Employee Stock Purchase Plan (the “Purchase Plan”), the 2008 Omnibus Incentive Plan (the “Original 2008 Plan”) and the Amended and Restated 2008 Omnibus Incentive Plan (the “Amended and Restated 2008 Plan”), which are described below. The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive income/(loss) in the years ended December 31, 2012 and 2011 was comprised of the following:

	Years Ended December 31,
	2012	2011
Selling, general and administrative expense	$1,381,554	$888,592
Research and development expense	77,776	(22,540)

Share-based compensation expense	$1,459,330	$866,052

2005 Equity Incentive Plan, 2008 Omnibus Incentive Plan and Amended and Restated 2008 Omnibus Incentive Plan

Our equity-based incentive plans, which are stockholder-approved, are intended to encourage ownership of shares of common stock by our directors, officers, employees, consultants and advisors and to provide additional incentive for them to promote the success of our business through the grant of share-based awards. Each of the 2005 Plan, the Original 2008 Plan and the Amended and Restated 2008 Plan provide for the grant of incentive and non-statutory stock options as well as share appreciation rights, restricted shares, restricted share units, performance units, shares and other share-based awards. Following approval of the Original 2008 Plan by our stockholders in May 2008, no awards have been or will be granted under the 2005 Plan, and, following approval of the Amended and Restated 2008 Plan by our stockholders in June 2011, no awards have been or will be granted under the Original 2008 Plan. Share-based awards are subject to terms and conditions established by our board of directors or the compensation committee of our board of directors.

As of December 31, 2012, the maximum aggregate number of shares of our common stock available for grant under the Amended and Restated 2008 Plan were 1,220,307 shares and, as discussed above, no shares were available for grant under the 2005 Plan or the Original 2008 Plan. Shares of common stock that are subject to awards granted under the Amended and Restated 2008 Plan shall be counted against the shares available for issuance under this plan as one share for each share subject to a stock option or stock appreciation right and as 1.5 shares for each share subject to an award other than a stock option or a stock appreciation right. If any shares of common stock subject to an award under the Amended and Restated 2008 Plan, the Original 2008 Plan or the 2005 Plan are forfeited, expire or are settled for cash pursuant to the terms of an award, the shares subject to the award may be used again for awards under the Amended and Restated 2008 Plan to the extent of the forfeiture, expiration or settlement. The shares of common stock will be added back as one share for every share of common stock if the shares were subject to a stock option or stock appreciation right granted under the Amended and Restated 2008 Plan, the Original 2008 Plan or the 2005 Plan, and as 1.5 shares for every share of common stock if the shares were subject to an award other than a stock option or stock appreciation right. However, the following shares of common stock will not be added to the shares available for issuance under the Amended and Restated 2008 Plan: (i) shares tendered by a participant or withheld by us in payment of the purchase price of a stock option, (ii) shares tendered by a participant or withheld by us to satisfy any tax withholding obligation with respect to an award, (iii) shares subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right on exercise thereof, and (iv) shares reacquired by us on the open market or otherwise using cash proceeds from the exercise of stock options. Shares of common stock under awards made in substitution or exchange for awards previously granted, or the right or obligation to make future awards, in each case by a company acquired by us, or with which we combine, will not reduce the number of shares available for issuance under the Amended and Restated 2008 Plan. In addition, if a company acquired by us, or with which we combine, has shares available under a pre-existing plan approved by its stockholders and not adopted in contemplation of such acquisition or combination, the shares available for issuance under such plan (adjusted to reflect the exchange or valuation ratio or other adjustment used in the acquisition or combination) may be used for awards under the Amended and Restated 2008 Plan and will not reduce the number of shares of common stock available for issuance under the Amended and Restated 2008 Plan; provided, however that awards using such available shares shall not be made after the date awards or grants could have been made under the pre-existing plan, absent the acquisition or combination, and shall only be made to individuals who were not our employees or directors prior to the acquisition or combination.

Under the Amended and Restated 2008 Plan, the purchase price of shares of common stock covered by a stock option cannot be less than 100% of the fair market value of the common stock on the date the stock option is granted. Fair market value of the common stock is generally equal to the closing price for the common stock on the principal securities exchange on which the common stock is traded on the date the stock option is granted (or if there was no closing price on that date, on the last preceding date on which a closing price is reported). Stock option awards generally have ten-year contractual terms and vest over four years based on continuous service; however, each of the 2005 Plan, the Original 2008 Plan and the Amended and Restated 2008 Plan allow for other vesting periods.

We canceled options for 236,729 and 31,004 shares of common stock in the years ended December 31, 2012 and 2011, respectively, held by employees and non-employee directors whose service to our company terminated during those respective periods. The shares underlying such options were returned to the Amended and Restated 2008 Plan and became available for re-issuance pursuant to the terms described above.

During the years ended December 31, 2012 and 2011, all awards granted under the 2008 Plan and the Amended and Restated 2008 Plan were stock options. A summary of all of our option activity as of December 31, 2012 and 2011 and of changes in options outstanding under the plans during the year ended December 31, 2012 are as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Years	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,892,132	$2.83
Granted	933,996	$0.68
Exercised	(3,656)	$0.60
Cancelled/forfeited/expired	(236,729)	$2.25

Outstanding at December 31, 2012	3,585,743	$2.31	8.67	$—

Options exercisable at December 31, 2012	988,743	$4.59	7.92	$—

Vested and expected to vest at December 31, 2012	3,461,169	$2.35	8.66	$—

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 was $0.61 and $1.52, respectively. As of December 31, 2012, there was approximately $2.6 million of unamortized compensation cost related to unvested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.84 years.

Our determination of fair value is affected by our stock price as well as a number of assumptions that require judgment. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-valuation model. The assumptions used in the Black-Scholes option-valuation model for option grants to employees and non-employee directors during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
Risk-free interest rate	0.6 – 0.8%	1.1 – 2.4%
Dividend yield	0.0%	0.0%
Expected volatility	131-139%	125-131%
Expected term (in years)	5.2 – 6.1 years	5 – 6.25 years
Forfeiture rate	4%	4%

The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. We have not paid any dividends on common stock since our inception and do not anticipate paying dividends on our common stock in the foreseeable future. The expected option term is computed using the “simplified” method as permitted under the provisions of Staff Accounting Bulletin (“SAB”) 107. SAB 107’s guidance was extended indefinitely by SAB 110. The expected volatility is based on the historical volatility of our common stock based on the daily closing prices. The forfeiture rate is based on the expected forfeiture rate for our unvested stock options, which is based in large part on our historical forfeiture rates, but also on assumptions believed to be reasonable under the circumstances.

In accordance with ASC 718, Compensation – Stock Compensation, share-based compensation expense associated with the non-employee director options is included with employee share-based compensation expense.

Employee Stock Purchase Plan

The Purchase Plan was approved by our stockholders in 2005; however, we have not implemented the Purchase Plan. The Purchase Plan, if implemented, allows all eligible employees to purchase shares of common stock at 85% of the lower of the fair market value on the first or the last day of each offering period. Employees may authorize us to withhold up to 15% of their compensation during any offering period, subject to certain limitations. As of December 31, 2012, a maximum of 246,945 shares of common stock would have been issuable under the Purchase Plan had it been in effect as of that date. This maximum number is subject to an annual automatic increase on January 1 of each year (whether or not we have implemented the Purchase Plan) equal to the lesser of (i) 1% of the number of outstanding shares of common stock on such day, (ii) 30,000 or (iii) such other amount as our board of directors may specify.